Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	As of June 30,
	2023	2022
Office building	$20,354,809	$20,198,454
Equipment	1,067,695	1,224,250
Office building related facility, machinery and equipment	182,503	225,773
Automobiles	37,421	118,472
Office Furniture	136,034	69,448
Leasehold improvements	772,210	667,785
Total	22,550,672	22,504,182
Less: accumulated depreciation	(2,438,367)	(1,903,084)
Property and equipment, net	$20,112,305	$20,601,098